ACCOUNTS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE

The accounts payable as of June 30,2025 and December 31, 2024 consist of the following:

	June 30,	December 31,
	2025	2024
Accounts payable to suppliers	$734,976	2,462
Accounts payable for SMS service	15,356	15,070
Total of Accounts payable	$750,332	17,532

The accounts payable as of December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Accounts payable to suppliers	$2,462	315,144
Accounts payable for SMS service	15,070	2,232,661
Total of Accounts payable	$17,532	2,547,805